Related party transactions and balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions and balances

  11 Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2023 and 2024:

Name of related parties	Relationship with the Company
Cuprina Farm Sdn. Bhd.	Related Company
Cuprina Pollination Pte. Ltd.	Related Company
Pestoniks Innovations Pte. Ltd.	Related Company
Cuprina MENA Co., Ltd.	Associate
Cuprina Holding Pte. Ltd.	Shareholder
Jimmy Lee Peng Siew	Shareholder
Baptista Carl Marc	Shareholder
David Quek Yong Qi	Shareholder
Bryan Teo Yingjie	Shareholder
Rachel Lee Lin	Shareholder
Dorea Quek En Qi	Shareholder
De Guzman Caroline Francesca Lee Ling	Shareholder
Teo Peng Kwang	Shareholder
iCapital Holdings (SG) Pte. Ltd.	Shareholder
Ng Bee Poh	Immediate family member of a shareholder

Amount due from related companies

The Company gave advances to Cuprina Pollination Pte. Ltd. for working capital purposes. The receivable balance due from Cuprina Pollination Pte. Ltd. were S$96,971 and S$14,521 (US$10,675) as of December 31, 2023 and 2024, respectively. Such balance is interest free, unsecured, and due on demand without an agreement.

The Company gave advances to Pestoniks Innovations Pte. Ltd. for working capital purposes. The receivable balance due from Pestoniks Innovations Pte. Ltd. were S$61,170 and S$61,170 (US$44,968) as of December 31, 2023 and 2024, respectively. Such balance is interest free, unsecured, and due on demand without an agreement.

CUPRINA HOLDINGS (CAYMAN) LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Amount due from an associate

The Company gave advances to Cuprina MENA Co., Ltd. for working capital purposes. The receivable balance due from Cuprina MENA Co., Ltd. was S$92,298 (US$67,851) as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement.

Amount due from shareholders

The receivable balances due from Bryan Teo Yingjie were S$605 and S$605 (US$445) as of December 31, 2023 and 2024, respectively, and related to the outstanding share subscription with regards to the 450 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement.

The receivable balances due from Rachel Lee Lin were S$605 and S$605 (US$445) as of December 31, 2023 and 2024, respectively, and related to the outstanding share subscription with regards to the 450 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement.

The receivable balances due from Dorea Quek En Qi were S$605 and S$605 (US$445) as of December 31, 2023 and 2024, respectively, and related to the outstanding share subscription with regards to the 450 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement.

The receivable balances due from De Guzman Caroline Francesca Lee Ling were S$605 and S$605 (US$445) as of December 31, 2023 and 2024, respectively, and related to the outstanding share subscription with regards to the 450 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement.

The receivable balances due from iCapital Holdings (SG) Pte. Ltd. were S$505 and S$505 (US$371) as of December 31, 2023 and 2024, respectively, and related to the outstanding share subscription with regards to the 375 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement.

Amount due to related company

The payable balance due to Cuprina Farm Sdn. Bhd, was S$4,134 and S$4,134 (US$3,039) as of December 31, 2023 and 2024, respectively, and related to the over-settlement for the receivable balance due from Cuprina Farm Sdn. Bhd. previously. This was due to the strengthening of the Malaysian Ringgit (“MYR”) relative to the Singapore Dollar (“SGD”) as the balances was denominated in MYR. Such balance is interest free, unsecured, and due on demand without an agreement.

Amount due to associate

The payable balance due to Cuprina MENA Co., Ltd was S$25,898 as of December 31, 2023, and related to the outstanding share subscription with regard to the 49,000 ordinary shares issued in Cuprina MENA Co., Ltd. and sharing for outstanding working capital as of December 31, 2023. Such balance is interest free, unsecured, and due on demand without agreement.

Amount due to shareholders

Our shareholder, Cuprina Holding Pte. Ltd. gave advances to the Company for working capital purposes. The payable balance due to Cuprina Holding Pte. Ltd. was S$2,931,765 and S$2,931,765 (US$2,155,234) as of December 31, 2023 and 2024, respectively. Such balance is interest free, unsecured, and due on demand without an agreement.

One of the ultimate individual shareholders, Jimmy Lee Peng Siew gave advances to the Company for working capital purposes. The payable balances due to Jimmy Lee Peng Siew were S$986,860 and S$1,451,629 (US$1,067,139) as of December 31, 2023 and 2024, respectively. Out of the total payable balances, S$986,860 (US$725,472) is unsecured, due by June 30, 2025 or upon completion of IPO, whichever is earlier, and carries an interest of 6.0%. The remaining balance is interest free, unsecured, and due on demand without an agreement.

CUPRINA HOLDINGS (CAYMAN) LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

David Quek Yong Qi gave an advance to the Company for working capital purposes. The payable balance due to David Quek Yong Qi were S$18,596 and S$237,618 (US$174,681) as of December 31, 2023 and 2024, respectively. Such balance is interest free, unsecured, and due on demand without an agreement.

Bryan Teo Yingjie gave an advance to the Company for working capital purposes. The payable balance due to Bryan Teo Yingjie were S$7,997 and S$105,979 (US$77,909) as of December 31, 2023 and 2024, respectively. Such balance is interest free, unsecured, and due on demand without an agreement.

Rachel Lee Lin gave an advance to the Company for working capital purposes. The payable balance due to Rachel Lee Lin were S$10,476 and S$67,654 (US$49,735) as of December 31, 2023 and 2024, respectively. Such balance is interest free, unsecured, and due on demand without an agreement.

Dorea Quek En Qi gave an advance to the Company for working capital purposes. The payable balance due to Dorea Quek En Qi was S$6,395 (US$4,701) as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement.

Teo Peng Kwang gave an advance to the Company for working capital purposes. The payable balance due to Teo Peng Kwang was S$620,822 (US$456,386) as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement.

Ng Bee Poh, an immediate family member for one of the shareholders, David Quek Yong Qi gave an advance to the Company for working capital purposes. The payable balance due to Ng Bee Poh was S$200,000 (US$147,026) as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement.